SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2017:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2016	294,250	$122.80
Granted	179,750	150.35
Exercised	(39,751)	98.05
Forfeited	(34,166)	139.40
Expired	(1,250)	67.25

Options outstanding at December 31, 2017	398,833	$136.44	3.47	$13,401

Options exercisable at December 31, 2017	33,919	$121.65	2.80	$1,641

Summary of Non-Vested Restricted Stock Activity

The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2017:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2016	2,898,890	$54.13
Granted	176,899	149.47
Vested	(80,550)	50.05
Forfeited	(10,000)	134.71

Non-vested restricted stock outstanding at December 31, 2017	2,985,239	$51.22

Valuation Assumptions Used for Stock Option Awards

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2017	2016	2015
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.77%	1.24%	1.25%
Expected volatility	17.41%	18.65%	20.96%
Expected dividend yield	2.82%	2.54%	2.29%
Grant date fair value	$17.23	$16.37	$17.17

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2017	2016	2015
Stock options	$1,451	$1,149	$952
Non-vested restricted stock	11,842	11,170	11,644

Share-based compensation expense	$13,293	$12,319	$12,596